Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,591,989.22

Principal:
Principal Collections	$22,958,576.04
Prepayments in Full	$14,777,864.98
Liquidation Proceeds	$676,746.64
Recoveries	$22,815.79
Sub Total	$38,436,003.45
Collections	$42,027,992.67

Purchase Amounts:
Purchase Amounts Related to Principal	$177,687.05
Purchase Amounts Related to Interest	$936.17
Sub Total	$178,623.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,206,615.89

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,206,615.89
Servicing Fee	$857,353.30	$857,353.30	$0.00	$0.00	$41,349,262.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,349,262.59
Interest - Class A-2 Notes	$112,762.28	$112,762.28	$0.00	$0.00	$41,236,500.31
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$40,962,240.31
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$40,673,767.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,673,767.81
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$40,596,133.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,596,133.81
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$40,538,221.81
Third Priority Principal Payment	$7,660,715.31	$7,660,715.31	$0.00	$0.00	$32,877,506.50
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$32,806,142.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,806,142.50
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$5,446,142.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,446,142.50
Residuel Released to Depositor	$0.00	$5,446,142.50	$0.00	$0.00	$0.00
Total		$42,206,615.89

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$7,660,715.31
First Priority Principal Payment					$27,360,000.00
Total					$35,020,715.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,020,715.31	$100.69	$112,762.28	$0.32	$35,133,477.59	$101.01
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$35,020,715.31	$25.10	$882,404.78	$0.63	$35,903,120.09	$25.73

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$198,992,257.39	0.5721457	$163,971,542.08	0.4714535
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$942,972,257.39	0.6757333	$907,951,542.08	0.6506374

Pool Information
Weighted Average APR	4.258%	4.252%
Weighted Average Remaining Term	49.05	48.22
Number of Receivables Outstanding	50,659	49,504
Pool Balance	$1,028,823,965.75	$989,975,929.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$943,502,702.48	$907,951,542.08
Pool Factor	0.6903972	0.6643280

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$82,024,387.40
Targeted Overcollateralization Amount	$82,024,387.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,024,387.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		116	$257,161.56
(Recoveries)		32	$22,815.79
Net Losses for Current Collection Period			$234,345.77
Cumulative Net Losses Last Collection Period			$2,284,238.92
Cumulative Net Losses for all Collection Periods			$2,518,584.69

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.21%	584	$11,969,561.92
61-90 Days Delinquent	0.12%	56	$1,225,202.33
91-120 Days Delinquent	0.02%	11	$181,162.28
Over 120 Days Delinquent	0.05%	19	$506,394.03
Total Delinquent Receivables	1.40%	670	$13,882,320.56

Repossession Inventory:
Repossessed in the Current Collection Period		27	$640,137.03
Total Repossessed Inventory		32	$832,333.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3611%
Preceding Collection Period			0.2765%
Current Collection Period			0.2786%
Three Month Average			0.3054%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1026%
Preceding Collection Period			0.1303%
Current Collection Period			0.1737%
Three Month Average			0.1355%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer